Derivatives (Cash Flow Hedges) (Details) (Cash Flow Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	$ (193)	$ 7	$ 357
Interest rate swaps [Member]
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(120)	21	132
Interest rate forwards [Member]
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(57)	1	208
Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(15)	(15)	17
Credit forwards [Member]
Derivatives in cash flow hedging relationships
Amount of Gains (Losses) Deferred in Accumulated Other Comprehensive Income (Loss) on Derivatives (Effective Portion)	(1)	0	0
Net Derivative Gain (Loss) [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	9	2	9
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	0	1
Net Derivative Gain (Loss) [Member] | Interest rate swaps [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	1
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	1	0
Net Derivative Gain (Loss) [Member] | Interest rate forwards [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	9	1	9
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	1
Net Derivative Gain (Loss) [Member] | Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	1	(2)
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1	(1)	0
Net Derivative Gain (Loss) [Member] | Credit forwards [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	1
Amount and Location of Gains (Losses) Recognized In Income (Loss) on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Net Investment Gains (Losses) [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	2	1	0
Net Investment Gains (Losses) [Member] | Interest rate swaps [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	0
Net Investment Gains (Losses) [Member] | Interest rate forwards [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	1	1	0
Net Investment Gains (Losses) [Member] | Foreign currency swaps [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	0	0	0
Net Investment Gains (Losses) [Member] | Credit forwards [Member]
Derivatives in cash flow hedging relationships
Amount and Location of Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Loss) (Effective Portion)	$ 1	$ 0	$ 0